Organization and principal activities	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities
(a)	Nature of operations
The Pintec Business commenced operations in June 2015 as a business unit within Jimu Holdings Limited (the “Parent Company” or “Jimu Parent” formerly known as Pintec Holdings Limited), which is a British Virgin Islands (“BVI”) holding company. Pintec Technology Holdings Limited (the “Company” or “Pintec”) is principally engaged in the operation of an online technology platform enabling financial services (the “Pintec Business”) in the People’s Republic of China (the “PRC” or “China”). The financial services enabled by the Company’s technology platform include: (i) assistance for borrowers to obtain loans from third party investors and certain financial partners, (ii) a lending solution for borrowers who want to finance their on-line purchases or who have personal or business installment loan requests, and (iii) a wealth management and insurance product distribution solution for asset management and insurance companies respectively to facilitate the sales of their products. The Company was incorporated in the Cayman Islands on March 2, 2017 as an exempted company with limited liability.

(b)	Major subsidiaries and VIEs
To pursue initial public offering of Pintec Business, Jimu Parent initiated a restructuring process (the “Reorganization”) that separated Pintec Business from Jimu Parent as of March 31, 2018. The shareholding percentages and rights of each shareholder are the same in Jimu Parent and Pintec immediately before and after the Reorganization. Accordingly, the Reorganization is accounted for in a manner similar to a common control transaction because it is determined that the transfers lack economic substance.
The Group’s statement of operations and comprehensive loss consists of all the revenues, costs and expenses of the Pintec Business, including allocations to the cost of revenue, sales and marketing expenses, research and development expenses, and general and administrative expenses, which were incurred by Jimu Parent but related to the Pintec Business. These allocated costs and expenses are primarily for office rental expenses, office utilities, information technology support and certain corporate functions, including senior management, finance, legal and human resources, as well as share-based compensation expense.
Generally, the cost of shared employees were allocated to the Group based on the Group’s headcount as a proportion of total headcount in the Jimu Parent group; share based compensation expenses related to options issued by Jimu Parent were allocated to the Group in their original vesting period based on the compensation expenses attributable to employees of Pintec Business, and shared corporate marketing expenses and bandwidth and server hosting costs were allocated based on the Group’s revenues as a proportion on of the total revenue of Jimu Parent group. These allocations are made on a basis considered reasonable by management to estimate what the Company would incur on a stand-alone basis, as if the Company had operated as an unaffiliated entity, before the consummation of the Reorganization.
The following tables set forth the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses allocated from Jimu Parent for the years ended December 31, 2018 and 2019.

For the year ended December 31, 2018:	Share based compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	214	229	443
Sales and marketing expenses	3,147	2,044	5,191
General and administrative expenses	28,945	4,194	33,139
Research and development expenses	4,190	5,724	9,914

Total	36,496	12,191	48,687

For the year ended December 31, 2019:	Share based compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	24	153	177
Sales and marketing expenses	1,604	393	1,997
General and administrative expenses	18,776	787	19,563
Research and development expenses	2,030	1,227	3,257

Total	22,434	2,560	24,994

The cost and expenses allocated from Jimu Parent for the year ended December 31, 2020 was immaterial, see note 23.
Principal subsidiaries and VIEs
As of December 31, 2020, the Company’s principal subsidiaries, consolidated VIEs and subsidiaries of VIEs (collectively the “Group”) are as follows.

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
The Company:
Pintec Technology Holdings Limited (“Pintec”)	March 2, 2017	The Cayman Islands		Investment holding
Wholly owned subsidiaries:
Sky City (Beijing) Technology Co., Ltd. (“Sky City WFOE”)	December 22, 2016	The PRC	100%	Investment holding
Anxunying (Tianjin) Commercial Factoring Co., Ltd. (“Anxunying Tianjin”)	December 3, 2018	The PRC	100%	Lending solution business
Pintec (Beijing) Technology Co., Ltd (“Pintec Beijing WFOE”)	December 21, 2016	The PRC	100%	Investment holding
Qilehui Credit Information Co., Ltd (“Qilehui”)	August 31, 2020	The PRC	100%	Corporate credit investigation
FT Synergy Pte. Ltd. (“FT Singapore”)	December 21, 2018	Singapore	100%	Lending solution business
Infrarisk Pty Ltd. (“Infrarisk Australia”)	April 30, 2019	Australia	100%	Lending solution business

Infrarisk Limited (“Infrarisk UK”)	April 30, 2019	The United Kingdom	100%	Lending solution business
VIEs and VIEs subsidiaries (referred to as “Pintec Operating Entities”):
Beijing Hongdian Fund Distributor Co., Ltd. (“Beijing Hongdian”)	April 13, 2015	The PRC	100%	Wealth management solution business
Shanghai Anquying Technology Co., Ltd. (“Shanghai Anquying”)	November 16, 2015	The PRC	100%	Lending solution business
Myfin Insurance Broker Co., Ltd (“Myfin Insurance”)	December 17, 2015	The PRC	60%	Insurance solution business
Anquying (Tianjin) Technology Co., Ltd. (“Tianjin Anquying”)	January 29, 2016	The PRC	100%	Lending solution business
Xuanji Intelligence (Beijing) Technology Co., Ltd. (“Beijing Xuanji”)	May 31, 2016	The PRC	100%	Wealth management solution business
Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd. (“Shenzhen Minheng”)	June 30, 2016	The PRC	100%	Lending solution business
Pintec Jinke (Beijing) Technology Information Co., Ltd., (formerly known as Hezi (Beijing) Consultants Co., Ltd) (“Beijing Jinke”)	January 3, 2017	The PRC	100%	Wealth management solution business
Ganzhou Dumiao Intelligence Technology Co., Ltd (formerly known as Anquying (Ganzhou) Technology Co., Ltd.) (“Ganzhou Anquying”)	May 27, 2017	The PRC	100%	Lending solution business
Anquyun (Tianjin) Technology Co., Ltd. (“Tianjin Anquyun”)	January 2, 2018	The PRC	100%	Lending solution business
Beijing Xinshun Dingye Technology Co., Ltd. (“Xinshundingye”)	January 30, 2019	The PRC	100%	Wealth management solution business
Ganzhou Aixin Network Micro Finance Co., Ltd, (formerly known as Ganzhou Jimu Micro Finance Co., Ltd.) (“Ganzhou Micro Finance”)	March 21, 2019	The PRC	100%	Micro-loan Lending
Shenzhen Xiaogang Technology Co., Ltd. (“Shenzhen Xiaogang”)	March 25, 2019	The PRC	100%	Wealth management solution business
Pintec Yunke (Ganzhou) Technology Information Co., Ltd. (“Pintec Yunke”)	May 9, 2019	The PRC	100%	Lending solution business

(c)	Variable interest entities (excluding the consolidated trust as discussed in Note 2(j))
In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content, the Group operates its websites and carries out other restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members or family members of founders as nominee shareholders. The Group obtained control over these PRC domestic companies through certain PRC subsidiaries, by entering into a series of contractual arrangements with these PRC domestic companies and their nominee shareholders. To comply with PRC laws and regulations which prohibit or restrict foreign ownership of internet content, the nominee shareholders are legal owners of an entity. However, the rights of those nominee shareholders have been transferred to the Group’s relevant PRC subsidiaries through such contractual arrangements. These contractual arrangements include exclusive option agreements, exclusive business cooperation agreements, equity pledge agreement and powers of attorney. Management concluded that the Group’s relevant PRC subsidiaries, through the contractual arrangements, have the power to direct the activities that most significantly impact economic performance of these PRC domestic companies, bear the risks of and enjoy the rewards normally associated with ownership of these PRC domestic companies. Therefore, these PRC domestic companies are VIEs of the Group’s relevant PRC subsidiaries, of which the Company is the ultimate primary beneficiary. As such, the Group consolidated the financial statements of these PRC domestic companies.
The following is a summary of the contractual arrangements that the Company’s subsidiaries entered into with VIEs and their nominee shareholders:

Powers of attorney
—Pursuant to the irrevocable power of attorney, the Company’s relevant PRC subsidiaries are authorized by each of the nominee shareholders as their attorney in-fact
to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, the sale or transfer or pledge or disposition of all or part of the nominee shareholders’ equity interests, and designate and appoint directors, chief executive officers and general manager, and other senior management members of the VIEs. Each power of attorney will remain in force during the period when the nominee shareholder continues to be shareholder of the VIEs. Each nominee shareholder has waived all the rights which have been authorized to the Company’s relevant PRC subsidiaries under each power of attorney. The powers of attorney are irrevocable and remain in force continuously upon execution.
Exclusive business cooperation agreements
—The Company’s relevant PRC subsidiaries and the VIEs entered into exclusive business cooperation agreements under which the VIEs engage the Company’s relevant PRC subsidiaries as their exclusive provider of technical services and business consulting services. The VIEs shall pay services fees to the Company’s relevant PRC subsidiaries, which are determined by the Company’s relevant PRC subsidiaries at its sole discretion. The Company’s relevant PRC subsidiaries shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising from the performance of the agreement. During the term of the agreement, the VIEs shall not accept any consultations and/or services provided by any third party and shall not cooperate with any third party for the provision of identical or similar services without prior consent of the Company’s relevant PRC subsidiaries. These agreements will remain in effect for ten
years, but can be terminated by the Company’s relevant PRC subsidiaries with 30 days’ advance written notice. These agreements can be extended at the sole discretion of the Company’s relevant PRC subsidiaries
.
Equity pledge agreements
—Pursuant to the relevant

equity pledge agreements, the nominee shareholders of the VIEs have pledged all of their equity interests in the VIEs to the Company’s relevant PRC subsidiaries as collateral for all of the VIEs’ payments due to the Company’s relevant PRC subsidiaries and to secure the VIEs’ obligations under the above agreement. The nominee shareholders shall not transfer or assign the equity interests, the rights and obligations in the equity pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of the Company’s relevant PRC subsidiaries without the Company’s relevant PRC subsidiaries’ written consent. The Company’s relevant PRC subsidiaries are entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, the Company’s relevant PRC subsidiaries as the pledgee, will be entitled to request immediate payment of the unpaid service fee and other amounts due to the Company’s relevant PRC subsidiaries, and/or to dispose of the pledged equity. These equity pledge agreements will remain effective until the variable interest entities and their shareholders discharge all their obligations under the contractual arrangements.
Exclusive option agreements
—The nominee shareholders of the VIEs have granted the Company’s relevant PRC subsidiaries the exclusive and irrevocable option to purchase from the nominee shareholders, to the extent permitted under PRC laws and regulations, part or all of their equity interests in these entities for a purchase price equal to the actual capital contribution paid in the registered capital of the VIEs by the nominee shareholders for their equity interests. The Company’s relevant PRC subsidiaries may exercise such option at any time. In addition, the VIEs and their nominee shareholders have agreed that without prior written consent of the Company’s relevant PRC subsidiaries, they shall not sell, transfer, mortgage or dispose of any assets or equity interests of the VIEs or declare any dividend. These agreements will remain effective for ten
years and can be extended at the sole discretion of the Company’s relevant PRC subsidiaries
.

(d)	Risks in relation to the VIE structure
The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could, among others:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict its operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.
The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to exert effective control over the VIE and their respective shareholders and it may lose the ability to receive economic benefits from the VIE.
T
he Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and VIE.
The interests of the shareholders of VIE may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing VIE not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of VIE will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. The Company believes the shareholders of VIE will not act contrary to any of the contractual arrangements and the exclusive option agreements provide The Company with a mechanism to remove the current shareholders of VIE should they act to the detriment of The Company. The Company relies on certain current shareholders of VIE to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of VIE, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The following consolidated financial information of the Group’s VIEs as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 were included in the Group’s consolidated financial statements as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Total assets	931,287	440,444
Total liabilities	1,135,535	476,397

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total net revenues	1,601,037	1,272,943	352,604
Net income /(loss)	322,605	(520,791)	(111,765)

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by operating activities	470,404	404,851	128,547
Net cash provided by/(used in) investing activities	859,941	(165,957)	289,956
Net cash (used in)/provided by financing activities	(961,263)	86,906	(666,659)
In accordance with the contractual arrangements, the relevant PRC subsidiaries have the power to direct activities of the Group’s VIEs and VIEs’ subsidiaries, and can transfer assets out of the Group’s VIEs and VIEs’ subsidiaries. No assets of the VIEs and VIEs’ subsidiaries are collateral for the VIEs’ obligations and all assets can only be used to settle the VIEs’ obligations except for the trust arrangements, and the equity interest in Ganzhou Micro Finance was pledged as security for Pintec Yinchuan’s obligations under the equity transfer agreements with Ningxia Fengyin Enterprise Management Consulting LLP. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its paid-in
capital, capital reserve and statutory reserves, to the Group in the form of loans and advances or cash dividends. As the VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Group for the liabilities of the VIEs and the VIEs’ subsidiaries.
Currently there is no contractual arrangement that could require the relevant PRC subsidiaries or the Group to provide additional financial support to the Group’s VIEs and VIEs’ subsidiaries. As the Group is conducting certain businesses in the PRC through the VIEs and VIEs’ subsidiaries, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.